Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	MARKEL GROUP INC. RETIREMENT SAVINGS PLAN
EBP, Investment, Fair Value	$ 1,115,583,216	$ 973,898,628
Notes receivable from participants	8,438,547	8,327,906
Assets available for benefits	$ 1,124,021,763	982,226,534	$ 839,322,571
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Fidelity 500 Index Fund - Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 118,203,503
EBP, Investment, Number of Shares	497,226
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Contrafund Commingled Pool - Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 145,475,935
EBP, Investment, Number of Shares	2,613,653
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Equity-Income Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 24,112,869
EBP, Investment, Number of Shares	288,708
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund - Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 26,028,151
EBP, Investment, Number of Shares	258,549
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2010 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 3,044,094
EBP, Investment, Number of Shares	228,022
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2015 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 272,371
EBP, Investment, Number of Shares	19,455
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2020 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 24,720,304
EBP, Investment, Number of Shares	1,687,393
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2025 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 8,796,471
EBP, Investment, Number of Shares	578,335
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2030 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 87,299,513
EBP, Investment, Number of Shares	5,528,785
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2035 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 15,763,417
EBP, Investment, Number of Shares	937,183
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2040 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 110,210,809
EBP, Investment, Number of Shares	6,088,995
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2045 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 13,319,461
EBP, Investment, Number of Shares	716,100
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2050 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 79,800,920
EBP, Investment, Number of Shares	4,288,067
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2055 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 10,248,311
EBP, Investment, Number of Shares	550,688
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2060 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 17,405,478
EBP, Investment, Number of Shares	935,276
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2065 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 4,322,182
EBP, Investment, Number of Shares	232,250
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom 2070 Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 218,412
EBP, Investment, Number of Shares	16,814
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Freedom Retirement Commingled Pool - Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 1,480,980
EBP, Investment, Number of Shares	115,431
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Government Money Market Fund - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 39,077,250
EBP, Investment, Number of Shares	39,077,250
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity International Index Fund - Premium Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 25,550,667
EBP, Investment, Number of Shares	420,241
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Overseas Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 18,422,706
EBP, Investment, Number of Shares	257,336
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Puritan Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 31,290,364
EBP, Investment, Number of Shares	1,812,883
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Stock Selector Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 20,776,046
EBP, Investment, Number of Shares	490,811
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 31,932,329
EBP, Investment, Number of Shares	3,023,895
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: JPMorgan Equity Income Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 7,098,149
EBP, Investment, Number of Shares	286,794
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Investment, Identifier [Axis]: John Hancock Bond Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 4,954,507
EBP, Investment, Number of Shares	361,116
EBP, Asset Held for Investment, Party-in-Interest [true false]	false
Markel Group Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 97,156,045	$ 95,119,536
EBP, Investment, Number of Shares	114,323	121,958
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Markel Group Inc. common stock | Fair Value, Inputs, Level 1 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 245,758,017	$ 210,533,330
Collective investment trusts | Fair Value Measured at Net Asset Value [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	522,378,658	137,922,421
Mutual funds | Fair Value, Inputs, Level 1 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 347,446,541	$ 625,442,877